Segment Information - Summary of Company's Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenue	$ 148,732	$ 114,860
Stream, royalty and other interests	1,781,256	473,651
Hod Maden [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	207,000	5,800
Investments in associates		63,300
Hugo north extension and heruga segment [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	35,400	35,400
Investments in associates		21,300
Mercedes Segment [Member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	12,400
Mercedes Segment [Member] | Silver product [member]
Disclosure of operating segments [line items]
Total revenue	2,500
Other [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	17,700	25,700
Other [member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	1,300	2,700
Other [member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	$ 5,600	$ 3,300
Top of Range [member] | Other [member]
Disclosure of operating segments [line items]
Percentage of companys sales gross margin or aggregate asset book value	10.00%	10.00%
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	$ 50,917	$ 43,138
Royalty revenue [member] | Antamina Segment [Member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	2,900
Royalty revenue [member] | Antamina Segment [Member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	1,200
Royalty revenue [member] | Antamina Segment [Member] | Silver product [member]
Disclosure of operating segments [line items]
Total revenue	200
CANADA | Other [member]
Disclosure of operating segments [line items]
Total revenue	15,300	14,500
Other Geographical Area [member] | Other [member]
Disclosure of operating segments [line items]
Total revenue	4,500	6,300
MEXICO | Other [member]
Disclosure of operating segments [line items]
Total revenue	$ 4,800	$ 10,900